Non-GAAP Adjustments and Non-GAAP Results (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Non GAAP Adjustments And Non GAAP Results [Abstract]
Share-based compensation expenses	$ 17,927	$ 737